Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES

The following table presents the components of other receivables and prepaid expenses as of December 31, 2018 and 2017.

	December 31,
	2018	2017
Prepaid expenses	66,137	38,420
Government institutions	80,928	66,189
Derivative instruments	22,549	5,953
Cross-currency interest rate swap	1,543	7,501
Right to use land and buildings	6,183	—
Other	21,808	10,883
	$199,148	$128,946